Derivative financial instruments - Schedule of Notional Amounts and Carrying Amounts of Derivative Instruments (Details) - Fair value hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,421,797	1,319,115
Carrying amount of the hedging instruments, Asset	$ 39,087	$ 10,805
Carrying amount of the hedging instruments, Liability	(15,165)	(15,863)
Change in fair value used for calculating hedge ineffectiveness	27,009	(34,538)
Ineffectiveness recognised in profit or loss	460	430
Carrying amount of hedged items, Asset	207,698	0
Carrying amount of hedged items , Liability	(619,370)	(694,753)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(8,365)	18,093
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	(26,549)	34,968
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	26,075	10,805
Carrying amount of the hedging instruments, Liability	$ (5,435)	$ (2,667)
Interest rate risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000
Carrying amount of the hedging instruments, Asset	$ 0
Carrying amount of the hedging instruments, Liability	(644)
Change in fair value used for calculating hedge ineffectiveness	(636)
Ineffectiveness recognised in profit or loss	(29)
Carrying amount of hedged items, Asset	25,938
Carrying amount of hedged items , Liability	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	607
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	607
Interest rate risk | Amortized cost
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedged items, Asset	169,643
Carrying amount of hedged items , Liability	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	3,587
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	$ 3,587
Interest rate risk | FVOCI
Disclosure of detailed information about hedging instruments [line items]
Notional amount	164,600
Carrying amount of the hedging instruments, Asset	$ 0
Carrying amount of the hedging instruments, Liability	(4,383)
Change in fair value used for calculating hedge ineffectiveness	(2,932)
Ineffectiveness recognised in profit or loss	$ 655
Interest rate risk | Deposits
Disclosure of detailed information about hedging instruments [line items]
Notional amount	60,000	131,000
Carrying amount of the hedging instruments, Asset	$ 270	$ 1,235
Carrying amount of the hedging instruments, Liability	0	(164)
Change in fair value used for calculating hedge ineffectiveness	384	(127)
Ineffectiveness recognised in profit or loss	(7)	(142)
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(60,477)	(132,667)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(273)	(26)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	$ (391)	$ (15)
Interest rate risk | Securities sold under repurchase agreements at amortized cost
Disclosure of detailed information about hedging instruments [line items]
Notional amount	60,485	68,985
Carrying amount of the hedging instruments, Asset	$ 147	$ 210
Carrying amount of the hedging instruments, Liability	(395)	(592)
Change in fair value used for calculating hedge ineffectiveness	9	71
Ineffectiveness recognised in profit or loss	(65)	14
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(61,027)	(69,443)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(168)	(57)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	$ (74)	$ (57)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	907,680	932,842
Carrying amount of the hedging instruments, Asset	$ 25,658	$ 9,360
Carrying amount of the hedging instruments, Liability	(13)	(1,911)
Change in fair value used for calculating hedge ineffectiveness	14,279	(5,911)
Ineffectiveness recognised in profit or loss	263	(516)
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(301,065)	(319,174)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(10,171)	3,860
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	(14,016)	5,395
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	13,012	0
Carrying amount of the hedging instruments, Liability	$ (9,730)	$ (13,196)
Interest rate and foreign exchange risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,938
Carrying amount of the hedging instruments, Asset	$ 0
Carrying amount of the hedging instruments, Liability	(742)
Change in fair value used for calculating hedge ineffectiveness	(648)
Ineffectiveness recognised in profit or loss	74
Carrying amount of hedged items, Asset	12,117
Carrying amount of hedged items , Liability	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	722
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	$ 722
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	192,094	186,288
Carrying amount of the hedging instruments, Asset	$ 13,012	$ 0
Carrying amount of the hedging instruments, Liability	(8,988)	(13,196)
Change in fair value used for calculating hedge ineffectiveness	16,553	(28,571)
Ineffectiveness recognised in profit or loss	(431)	1,074
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(196,801)	(173,469)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(2,669)	14,316
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	$ (16,984)	$ 29,645